Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 21, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
Barrett Growth Fund | Barrett Growth Fund
Prospectus:
Trading Symbol	BGRWX